UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 3275
Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.                  SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS
INC. -

SMITH BARNEY INVESTMENT GRADE
BOND FUND

FORM N-Q

MARCH 31, 2005

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
CORPORATE BONDS AND NOTES - 84.0%
Aerospace and Defense - 2.6%
$6,500,000	A	The Boeing Co., Debentures, 6.875% due 10/15/43	$7,622,673
1,000,000	A	Honeywell International Inc., Debentures, 6.625% due 6/15/28	1,147,048
4,000,000	BBB	Northrop-Grumman Corp., Debentures, 7.750% due 2/15/31	5,072,120
5,000,000	BBB-	Raytheon Co., Debentures, 7.200% due 8/15/27	5,887,830
5,250,000	A	United Technologies Corp., Debentures, 7.500% due 9/15/29	6,706,681
			26,436,352
Agricultural Equipment - 0.8%
1,250,000	A+	Cargill Inc., Medium-Term Notes, 5.000% due 11/15/13 (b)	1,245,180
5,000,000	A-	Deere & Co., Debentures, 8.100% due 5/15/30	6,753,760
			7,998,940
Automotive - 2.0%
6,500,000	BBB	DaimlerChrysler Corp., Debentures, 7.450% due 3/1/27	7,004,303
5,000,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	4,535,150
10,000,000	BBB-	General Motors Corp., Sr. Debentures, 8.375% due 7/15/33	8,578,020
			20,117,473
Banking - 10.7%
4,000,000	BBB-	Astoria Financial Corp., Notes, 5.750% due 10/15/12	4,132,124
4,700,000	Baa2*	Banco Mercantil del Norte, S.A./Cayman Islands, Sub. Notes, 5.875% due 2/17/14 (b)(c)	4,711,750
6,250,000	A	Bank of New York Co., Inc., Sr. Sub. Notes, 3.400% due 3/15/13 (c)	5,998,844
6,850,000	A	Bank One Corp., Sub. Notes, 5.900% due 11/15/11	7,197,857
5,750,000	A-	BB&T Corp., Sub. Notes, 6.375% due 6/30/05 (c)	5,794,488
6,000,000	A	HSBC Holdings PLC, Notes, 7.625% due 5/17/32 (b)	7,516,944
7,000,000	A-	Huntington National Bank, Sr. Notes, 3.125% due 5/15/08	6,712,440
4,975,000	BBB	Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (c)	4,729,016
7,100,000	A1*	National City Bank of Indiana, Sub. Notes, 4.250% due 7/1/18	6,259,019
6,500,000	BBB+	PNC Funding Corp., Sub. Notes, 6.125% due 2/15/09	6,810,908
5,000,000	BBB-	Sovereign Bank, Sub. Notes, 4.375% due 8/1/13 (c)	4,910,360
5,800,000	A-	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (b)	7,463,747
5,625,000	A+	SunTrust Bank, Sub. Notes, 5.450% due 12/1/17	5,698,868
6,000,000	A+	U.S. Bank, N.A., Notes, 4.950% due 10/30/14	5,934,870
5,800,000	A+	Wachovia Bank, N.A., Sub. Notes, 7.800% due 8/18/10	6,651,237
		Washington Mutual, Inc.:
6,925,000	A-	Sr. Notes, 5.625% due 1/15/07	7,083,769
5,000,000	BBB+	Sub. Notes, 4.625% due 4/1/14	4,731,985
4,850,000	BBB-	Webster Bank, Sub. Notes, 5.875% due 1/15/13	5,000,175
			107,338,401
Basic Materials - 1.4%
5,625,000	A-	Avery Dennison Corp., Notes, 4.875% due 1/15/13	5,619,156
5,000,000	A+	BHP Finance USA Ltd., Debentures, 7.250% due 3/1/16	5,800,810
2,000,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	2,397,838
			13,817,804
Beverages - 0.7%
7,125,000	A	Diageo Capital PLC, Notes, 4.850% due 5/15/18	6,718,205
Building/Construction - 0.7%
3,000,000	BBB-	Pulte Homes Inc., Notes, 6.000% due 2/15/35	2,731,803
4,000,000	BBB+	Masco Corp., Notes, 6.500% due 8/15/32	4,326,392
			7,058,195
Chemicals - 0.5%
3,715,000	BBB+	Rohm & Haas Co., Debentures, 7.850% due 7/15/29	4,819,607
Consumer Sundries - 0.6%
5,000,000	AA-	The Procter & Gamble Co., Debentures, 6.450% due 1/15/26	5,683,270

See Notes to Schedule of Investments.

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Drugs - 2.4%
$3,435,000	AA	Eli Lilly & Co., Notes, 7.125% due 6/1/25	$4,161,077
5,000,000	AA-	Merck & Co. Inc., Debentures, 5.950% due 12/1/28	5,184,000
5,850,000	A	Wyeth, Notes, 6.500% due 2/1/34	6,354,428
7,500,000	AA+	Zeneca Wilmington, Inc., Debentures, 7.000% due 11/15/23	8,912,032
			24,611,537
Electric - 6.0%
6,225,000	A	Alabama Power Co., Sr. Notes, Series DD, 5.650% due 3/15/35	6,144,199
4,950,000	BBB	Appalachian Power Co., Sr. Notes, Series H, 5.950% due 5/15/33	5,009,979
4,500,000	BBB	Carolina Power & Light Co., First Mortgage Bonds, 6.125% due 9/15/33	4,753,715
5,000,000	A-	Commonwealth Edison Co., First Mortgage Bonds, 5.875% due 2/1/33	5,293,935
		Consolidated Edison Co. of New York, Debentures:
3,000,000	A	Series 2002-B, 4.875% due 2/1/13	2,990,925
4,500,000	A	Series 2003-B, 3.850% due 6/15/13	4,177,944
5,000,000	BBB	Duke Energy Corp., Sr. Notes, 6.450% due 10/15/32	5,328,620
4,950,000	BBB+	Entergy Gulf States, Inc., First Mortgage Bonds, 6.200% due 7/1/33	4,949,371
7,175,000	A	Florida Power & Light Co., First Mortgage Bonds, 5.625% due 4/1/34	7,366,400
925,000	A-	MidAmerican Energy Co., Medium-Term Notes, 6.750% due 12/30/31	1,081,352
5,515,000	BBB	NiSource Finance Corp., Notes, 3.200% due 11/1/06	5,407,231
8,175,000	BBB+	United Utilities PLC, Notes, 4.550% due 6/19/18	7,330,588
			59,834,259
Electronics/Computers - 2.0%
6,075,000	A	Dell Inc., Debentures, 7.100% due 4/15/28	7,268,166
6,275,000	A+	International Business Machines Corp., Debentures, 7.000% due 10/30/25	7,412,463
5,000,000	BBB	Motorola, Inc., Debentures, 6.500% due 9/1/25	5,236,680
			19,917,309
Finance - 14.2%
6,325,000	A+	American Express Co., Notes, 4.875% due 7/15/13	6,314,096
7,125,000	BBB+	AMVESCAP PLC., Sr. Notes, 5.900% due 1/15/07	7,339,804
10,000,000	A	Bank of America Corp. Capital Trust VI, 5.625% due 3/8/35	9,599,630
5,000,000	BBB	Capital One Bank, Notes, 4.875% due 5/15/08	5,039,550
6,500,000	A	CIT Group, Inc., Sr. Notes, 7.750% due 4/2/12	7,528,690
7,090,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	6,838,142
6,600,000	A+	Credit Suisse First Boston (USA), Inc., Notes, 4.700% due 6/1/09	6,599,782
7,175,000	BBB-	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	7,312,437
8,775,000	AAA	General Electric Capital Corp., Global Medium-Term Notes, Series A, 6.000% due 6/15/12	9,362,943
7,000,000	A-	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	7,198,212
6,025,000	A+	The Goldman Sachs Group, Inc., Notes, 6.125% due 2/15/33	6,197,213
3,025,000	A+	HBOS PLC, Sub. Notes, Tier II, 6.000% due 11/1/33 (b)	3,178,077
7,250,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	7,134,689
6,600,000	A	JPMorgan Chase & Co., Sub. Notes, 6.625% due 3/15/12	7,225,911
5,000,000	A	Lehman Brothers Holdings Inc., Sr. Notes, 8.800% due 3/1/15	6,259,490
		MBNA Corp., Sr. Medium-Term Notes:
800,000	BBB	6.250% due 1/17/07	826,378
4,735,000	BBB	4.625% due 9/15/08	4,717,362
		Merrill Lynch & Co., Notes:
1,600,000	A+	6.875% due 11/15/18	1,795,824
5,000,000	A+	6.750% due 6/1/28	5,561,750
7,500,000	A	Nationwide Building Society, Bonds, 5.000% due 8/1/15 (b)	7,360,222
5,670,000	AAA	Prudential Holdings, LLC, Notes, Series B, FSA-Insured, 7.245% due 12/18/23 (b)	6,670,477
6,800,000	A	SLM Corp., Medium-Term Notes, Series A, 5.625% due 8/1/33	6,745,376
4,530,000	AA-	State Street Corp., Notes, 7.350% due 6/15/26	5,531,085
			142,337,140
Food Chains - 0.7%
6,150,000	A	McDonald’s Corp., Debentures, 6.375% due 1/8/28	6,933,879

See Notes to Schedule of Investments.

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Foods - 4.3%
$1,275,000	A+	Archer-Daniels-Midland Co., Debentures, 6.625% due 5/1/29	$1,458,555
5,700,000	A	Campbell Soup Co., Debentures, 8.875% due 5/1/21	7,731,184
2,700,000	A	H.J. Heinz Finance Co., Notes, 6.750% due 3/15/32	3,127,064
7,040,000	BBB+	Kraft Foods Inc., Notes, 5.625% due 11/1/11	7,314,757
5,000,000	BBB	Safeway Inc., Notes, 6.500% due 3/1/11	5,305,300
5,000,000	A	Sara Lee Corp., Notes, 6.250% due 9/15/11	5,358,290
5,000,000	A+	Sysco Corp., Notes, 4.750% due 7/30/05	5,022,425
7,500,000	A+	Unilever Capital Corp., Sr. Notes, 5.900% due 11/15/32	7,877,962
			43,195,537
Forestry Products - 1.1%
5,100,000	BBB-	Domtar Inc., Notes, 5.375% due 12/1/13	4,814,120
5,000,000	BBB	Willamette Industries, Inc., Debentures, 7.350% due 7/1/26	5,856,160
			10,670,280
Insurance - 5.2%
8,000,000	AA+	AIG SunAmerica Global Financing X, Bonds, 6.900% due 3/15/32 (b)	9,344,168
5,000,000	AA	Allstate Financial Global Funding, Notes, 5.250% due 2/1/07 (b)	5,094,620
4,750,000	BBB	Humana Inc., Sr. Notes, 6.300% due 8/1/18	4,947,633
4,005,000	BBB	Infinity Property and Casualty Corp., Sr. Notes, Series B, 5.500% due 2/18/14	3,888,567
6,575,000	AA-	New York Life Insurance Co., Notes, 5.875% due 5/15/33 (b)	6,856,614
5,000,000	A+	Progressive Corp., Sr. Notes, 6.625% due 3/1/29	5,612,240
4,500,000	A-	Stingray Pass-Through Trust, Certificates, 5.902% due 1/12/15 (b)	4,454,748
7,170,000	A	UnitedHealth Group Inc., Notes, 3.300% due 1/30/08	6,961,159
4,685,000	BBB+	Wellpoint Health Networks Inc., Notes, 6.375% due 1/15/12	5,062,658
			52,222,407
Manufacturing - 3.1%
5,000,000	AA	Illinois Tool Works Inc., Notes, 5.750% due 3/1/09	5,241,630
4,527,000	A-	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	4,630,999
7,500,000	A+	Nucor Corp., Sr. Notes, 4.875% due 10/1/12	7,450,875
5,000,000	A	PPG Industries, Inc., Debentures, 9.000% due 5/1/21	6,523,650
7,000,000	A-	V.F. Corp., Notes, 6.000% due 10/15/33	7,052,423
			30,899,577
Medical Products and Services - 0.9%
4,500,000	A-	Baxter International Inc., Notes, 5.250% due 5/1/07	4,561,461
4,775,000	BBB	Quest Diagnostics Inc., Sr. Notes, 6.750% due 7/12/06	4,926,243
			9,487,704
Multimedia - 3.9%
5,000,000	BBB-	Clear Channel Communications, Inc., Sr. Notes, 5.000% due 3/15/12	4,759,830
4,500,000	BBB	Comcast Corp., Notes, 7.050% due 3/15/33	5,049,518
4,411,000	BBB-	Cox Communications Inc., Notes, 7.750% due 11/1/10	4,904,701
5,000,000	BBB-	News America Holdings Inc., Sr. Debentures, 8.500% due 2/23/25	6,217,215
5,000,000	BBB+	Time Warner Cos., Inc., Sr. Debentures, 7.570% due 2/1/24	5,802,470
		Viacom Inc.:
5,000,000	A-	Debentures, 8.625% due 8/1/12	5,976,580
5,825,000	A-	Sr. Notes, 7.700% due 7/30/10	6,519,014
			39,229,328
Oil and Gas - 9.0%
4,750,000	BBB+	AGL Capital Corp., Sr. Notes, 4.950% due 1/15/15	4,606,712
4,800,000	BBB+	Burlington Resources Finance Co., Notes, 6.680% due 2/15/11	5,223,610
4,925,000	BBB+	Consolidated Natural Gas Co., Debentures, 6.800% due 12/15/27	5,547,643
5,000,000	A-	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14	5,232,605
7,025,000	A-	Equitable Resources, Inc., Notes, 5.150% due 11/15/12	7,125,724
3,100,000	A-	Global Marine Inc., Notes, 7.000% due 6/1/28	3,594,428
6,400,000	AA	Lasmo (USA), Inc., Notes, 7.300% due 11/15/27	7,936,550
5,000,000	BBB+	Marathon Oil Corp., Debentures, 9.125% due 1/15/13	6,246,865

See Notes to Schedule of Investments.

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Oil and Gas - 9.0% (continued)
$4,850,000	BBB-	Nexen Inc., Notes, 5.050% due 11/20/13	$4,791,043
8,225,000	A	Norsk Hydro A/S, Debentures, 6.800% due 1/15/28	9,554,760
5,000,000	BBB	Ocean Energy, Inc., Sr. Notes, 7.500% due 9/15/27	5,791,875
4,600,000	BBB+	Precision Drilling Corp., Notes, 5.625% due 6/1/14	4,716,711
5,600,000	A-	Tosco Corp., Notes, 8.125% due 2/15/30	7,508,004
6,350,000	A-	TransCanada PipeLines Ltd., Medium-Term Notes, 7.700% due 6/15/29	8,113,624
5,050,000	BBB	Valero Energy Corp., Notes, 4.750% due 6/15/13	4,929,987
			90,920,141
Publishing - 0.8%
6,600,000	A	Knight-Ridder Inc., Debentures, 6.875% due 3/15/29	7,745,681
Real Estate - 1.9%
4,720,000	BBB	Boston Properties Inc., Sr. Notes, 6.250% due 1/15/13	5,056,569
4,750,000	BBB+	ERP Operating L.P., Notes, 5.250% due 9/15/14	4,682,807
5,075,000	BBB-	iStar Financial Inc., Sr. Notes, 5.150% due 3/1/12	4,916,609
4,475,000	BBB	Vornado Realty L.P., Notes, 5.625% due 6/15/07	4,588,652
			19,244,637
Retail - 2.4%
2,500,000	A-	CVS Corp., Exchange Notes, 5.625% due 3/15/06	2,537,630
3,750,000	BBB	Kroger Co., Sr. Notes, 6.750% due 4/15/12	4,092,574
4,605,000	BBB	Limited Inc., Debentures, 6.950% due 3/1/33	4,752,074
6,300,000	A+	Lowe’s Cos., Inc., Debentures, 6.875% due 2/15/28	7,413,103
4,775,000	A-	Nordstrom, Inc, Sr. Debentures, 6.950% due 3/15/28	5,397,469
			24,192,850
Telecommunications - 3.6%
5,956,000	A	Ameritech Capital Funding, Debentures, 6.450% due 1/15/18	6,439,175
7,000,000	A	BellSouth Telecommunications, Inc., Debentures, 5.850% due 11/15/45	6,736,569
5,000,000	A	SBC Communications Inc., Global Notes, 6.450% due 6/15/34	5,221,940
4,585,000	BBB-	Sprint Capital Corp., Notes, 8.375% due 3/15/12	5,365,711
4,950,000	BBB+	Telecom Italia Capital, Notes, 4.000% due 1/15/10 (b)	4,737,358
8,500,000	A+	Verizon Virginia Inc., Debentures, Series A, 4.625% due 3/15/13	8,136,421
			36,637,174
Transportation - 1.5%
6,000,000	BBB+	Burlington Northern Santa Fe Corp., Sr. Notes, 5.900% due 7/1/12	6,350,976
		Union Pacific Corp., Pass-Through Certificates:
6,850,000	A	4.698% due 1/2/24	6,574,596
1,921,128	A	Series 2004-1, 5.404% due 7/2/25	1,925,979
			14,851,551
Wireless Communications - 1.0%
3,675,000	A	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31	4,863,039
5,000,000	A	Vodafone Group PLC, Notes, 6.250% due 11/30/32	5,386,600
			10,249,639
		TOTAL CORPORATE BONDS AND NOTES
		(Cost - $820,909,964)	843,168,877
ASSET-BACKED SECURITIES - 1.6%
6,050,000	AAA	Atlantic City Electric Transition Funding LLC, Series 2002-1,
		Class A4, 5.550% due 10/20/23	6,246,525
10,000,000	AAA	Capital One Master Trust, Series 2001-8A, Class A,
		4.600% due 8/17/09	10,080,372
		TOTAL ASSET-BACKED SECURITIES
		(Cost - $16,514,705)	16,326,897

See Notes to Schedule of Investments.

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
$2,500,000	AAA	LB-UBS Commercial Mortgage Trust, Series 2004-C8,
		Class A4, 4.510% due 12/15/29	$2,451,915
1,476,833	AAA	Merrill Lynch Mortgage Investors Trust, Series 2005-A2,
		Class A4, 4.509% due 2/25/35 (c)	1,477,756
		Structured Asset Securities Corp.:
1,940,420	NR	Series 1998-3, Class M1, 3.850% due 3/25/28 (c)	1,942,707
2,989,380	AA	Series 1998-8, Class M1, 3.790% due 8/25/28 (c)	2,992,779
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $8,926,129)	8,865,157
U.S. GOVERNMENT SECTOR - 4.8%
U.S. Treasury Obligations - 0.7%
6,400,000		U.S. Treasury Notes, 4.250% due 8/15/13	6,313,254
U.S. Government Agency Obligations - 4.1%
25,000,000		Fannie Mae, Benchmark Notes, 6.625% due 11/15/30	30,070,725
7,303,660		Fannie Mae, Series 2003-111, Class HR, 3.750% due 5/25/30	7,154,205
142,881		Federal National Mortgage Association (FNMA), 6.500% due 9/1/28-1/1/29	148,841
3,819,582		Government National Mortgage Association (GNMA), 6.500% due 3/15/28 - 3/15/29	3,998,189
			41,371,960
		TOTAL U.S. GOVERNMENT SECTOR
		(Cost - $44,011,381)	47,685,214
SOVEREIGN DEBT - 4.3%
Canada - 2.5%
5,600,000	A	Province of Nova Scotia, Debentures, 7.250% due 7/27/13	6,551,177
		Province of Quebec, Debentures:
5,000,000	A+	7.500% due 7/15/23	6,317,375
5,000,000	A+	7.500% due 9/15/29	6,463,685
5,000,000	AA-	Province of Saskatchewan, Debentures, 8.000% due 2/1/13	6,098,050
			25,430,287
Italy - 0.5%
3,800,000	AA-	Republic of Italy, Debentures, 6.875% due 9/27/23	4,529,197
Mexico - 0.6%
5,000,000	BBB	Pemex Project Funding Master Trust, Notes, 9.125% due 10/13/10	5,787,500
Supranational - 0.7%
6,800,000	A	Corporación Andina de Fomento, Notes, 6.875% due 3/15/12	7,491,485
		TOTAL SOVEREIGN DEBT
		(Cost - $39,860,448)	43,238,469
REPURCHASE AGREEMENT - 3.2%
32,053,000		Interest in $1,051,803,000 joint tri-party repurchase agreement dated 3/31/05 with Bank of America Corp., 2.850% due 4/1/05; Proceeds at maturity - $32,055,538; (Fully collateralized by various U.S. government issues, 0.000% to 7.000% due 5/10/05 to 3/24/25; Market value - $32,694,084) (Cost - $32,053,000)	32,053,000
		TOTAL INVESTMENTS - 98.8% (Cost - $962,275,627*)	991,337,614
		Other Assets in Excess of Liabilities - 1.2%	12,304,792
		TOTAL NET ASSETS - 100.0%	$1,003,642,406

(a)  All ratings are by Standard & Poor’s Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody’s Investors Service, Inc.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)  Variable rate security.

*    Aggregate cost for federal income tax purposes is substantially the same.

See page 6 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A —Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Baa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A —Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Investment Grade Bond Fund (“Fund”), a separate investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Fixed income obligations are valued at the mean of the bid and asked prices based on market quotations for those securities or if no quotations are available, then based on market quotations for securities of similar type, yield and maturity. When market quotations are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$43,796,642
Gross unrealized depreciation	(14,734,655)
Net unrealized appreciation	$29,061,987

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2005

By
Kaprel Ozsolak
Chief Financial Officer

Date: May 27, 2005